SCHEDULE OF LOSS BEFORE INCOME TAX (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)
Total	$ 1,849,542	¥ (3.0)	$ 1,737,700
CAYMAN ISLANDS
Total	1,267,409		733,351
HONG KONG
Total	32,123		522,352
CHINA
Total	$ 550,010		$ 481,997